CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Beginning Balance	$ (11,089,622)	$ (7,196,068)	$ 0	$ (7,196,068)
Issuance of Class B ordinary shares to Sponsor			25,000
Proceeds allocate to public warrants, net of offering costs			9,072,568
Sale of 10,050,000 private placement warrants to Sponsor, net of offering costs			10,014,058
Net loss	(2,043,322)	(490,179)	(313,274)	(1,763,793)
Remeasurement of Class A common stock to redemption amount	(553,425)		(25,994,420)	(2,129,761)
Initial measurement of forward purchase units	(3,830,000)
Reduction of deferred underwriting fee payable	2,415,000
Ending Balance	(15,101,369)	(7,686,247)	(7,196,068)	(11,089,622)	$ (7,196,068)
Class A Ordinary Shares
Statement [Line Items]
Net loss	(611,882)	(392,143)		(1,360,510)	(138,342)
Class B Ordinary Shares
Statement [Line Items]
Net loss	(1,431,440)	(98,036)		(403,283)	(174,932)
Common Stock | Class A Ordinary Shares
Statement [Line Items]
Beginning Balance		$ 0	$ 0	$ 0
Beginning Balance, Shares		0	0	0
Ending Balance			$ 0		$ 0
Ending Balance, Shares			0		0
Common Stock | Class B Ordinary Shares
Statement [Line Items]
Beginning Balance	$ 575	$ 575	$ 0	$ 575
Beginning Balance, Shares	5,750,000	5,750,000	0	5,750,000
Issuance of Class B ordinary shares to Sponsor			$ 575
Issuance of Class B ordinary shares to Sponsor, Shares			5,750,000
Ending Balance	$ 575	$ 575	$ 575	$ 575	$ 575
Ending Balance, Shares	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Additional Paid-in Capital
Statement [Line Items]
Beginning Balance		$ 0	$ 0	$ 0
Issuance of Class B ordinary shares to Sponsor			24,425
Proceeds allocate to public warrants, net of offering costs			9,072,568
Sale of 10,050,000 private placement warrants to Sponsor, net of offering costs			10,014,058
Remeasurement of Class A common stock to redemption amount			(19,111,051)
Ending Balance			0		$ 0
Accumulated Deficit
Statement [Line Items]
Beginning Balance	$ (11,090,197)	(7,196,643)	0	(7,196,643)
Net loss	(2,043,322)	(490,179)	(313,274)	(1,763,793)
Remeasurement of Class A common stock to redemption amount	(553,425)		(6,883,369)	(2,129,761)
Initial measurement of forward purchase units	(3,830,000)
Reduction of deferred underwriting fee payable	2,415,000
Ending Balance	$ (15,101,944)	$ (7,686,822)	$ (7,196,643)	$ (11,090,197)	$ (7,196,643)